Segment information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment information
30.	Segment information

The operating segment information is reported in the manner in which the Company’s senior management assesses business performance and makes decisions regarding investments and resource allocation.

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Consolidated assets by operating segment-12.31.2018

Current assets	5,324	11,964	2,027	79	2,575	18,750	(3,657)	37,062
Non-current assets	126,989	32,119	13,582	137	2,565	9,418	196	185,006

Long-term receivables	8,115	3,286	1,525	2	837	8,059	235	22,059
Investments	650	1,303	757	45	—	4	—	2,759
Property, plant and equipment	116,153	27,356	11,057	90	1,529	1,237	(39)	157,383
Operating assets	93,172	24,347	8,517	89	1,313	1,058	(39)	128,457
Under construction	22,981	3,009	2,540	1	216	179	—	28,926
Intangible assets	2,071	174	243	—	199	118	—	2,805

Total Assets	132,313	44,083	15,609	216	5,140	28,168	(3,461)	222,068

Consolidated assets by operating segment-12.31.2017

Current assets	7,575	12,670	1,811	64	2,961	27,472	(5,422)	47,131
Non-current assets	137,044	38,396	16,744	126	3,160	9,274	(509)	204,235

Long-term receivables	7,619	3,330	2,395	4	1,074	7,489	(461)	21,450
Investments	1,429	1,492	830	33	5	6	—	3,795
Property, plant and equipment	126,487	33,400	13,231	89	1,862	1,629	(48)	176,650
Operating assets	91,386	29,217	10,580	85	1,603	1,306	(48)	134,129
Under construction	35,101	4,183	2,651	4	259	323	—	42,521
Intangible assets	1,509	174	288	—	219	150	—	2,340

Total Assets	144,619	51,066	18,555	190	6,121	36,746	(5,931)	251,366

Consolidated Statement of Income by operating segment
	2018
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	52,382	73,448	12,269	255	27,960	—	(70,730)	95,584

Intersegments	50,052	16,655	3,427	240	356	—	(70,730)	—
Third parties	2,330	56,793	8,842	15	27,604	—	—	95,584
Cost of sales	(28,968)	(67,011)	(9,013)	(240)	(26,281)	—	69,996	(61,517)

Gross profit (loss)	23,414	6,437	3,256	15	1,679	—	(734)	34,067
Income (expenses)	(5,068)	(3,437)	(2,477)	(5)	(955)	(4,657)	(36)	(16,635)
Selling	(80)	(1,777)	(1,883)	(3)	(877)	15	(26)	(4,631)
General and administrative	(257)	(376)	(152)	(19)	(228)	(1,422)	(1)	(2,455)
Exploration costs	(524)	—	—	—	—	—	—	(524)
Research and development	(443)	(11)	(21)	—	(1)	(166)	—	(642)
Other taxes	(115)	(207)	(65)	(4)	(69)	(292)	—	(752)
Impairment of assets	(1,391)	(442)	(190)	18	—	—	—	(2,005)
Other income and expenses	(2,258)	(624)	(166)	3	220	(2,792)	(9)	(5,626)

Net income / (loss) before financial results and income taxes	18,346	3,000	779	10	724	(4,657)	(770)	17,432
Net finance income (expenses)	—	—	—	—	—	(5,857)	—	(5,857)
Results in equity-accounted investments	75	362	95	(7)	(2)	—	—	523

Net income / (loss) before income taxes	18,421	3,362	874	3	722	(10,514)	(770)	12,098
Income taxes	(6,236)	(1,020)	(266)	(4)	(248)	2,828	262	(4,684)

Net income (loss) for the period	12,185	2,342	608	(1)	474	(7,686)	(508)	7,414

Non-controlling interests	(5)	(51)	128	—	130	39	—	241

Net income attributable to shareholders of Petrobras	12,190	2,393	480	(1)	344	(7,725)	(508)	7,173

Consolidated Statement of Income by operating segment
	2017
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	42,184	67,037	12,374	213	27,567	—	(60,548)	88,827

Intersegments	40,762	16,142	3,027	201	416	—	(60,548)	—
Third parties	1,422	50,895	9,347	12	27,151	—	—	88,827
Cost of sales	(27,937)	(57,778)	(8,797)	(222)	(25,501)	—	60,088	(60,147)

Gross profit (loss)	14,247	9,259	3,577	(9)	2,066	—	(460)	28,680
Income (expenses)	(3,750)	(3,603)	(676)	(22)	(1,266)	(8,217)	73	(17,461)
Selling	(125)	(1,731)	(1,793)	(2)	(995)	27	81	(4,538)
General and administrative	(331)	(457)	(165)	(22)	(274)	(1,669)	—	(2,918)
Exploration costs	(800)	—	—	—	—	—	—	(800)
Research and development	(333)	(13)	(26)	—	—	(200)	—	(572)
Other taxes	(503)	(203)	(258)	(7)	(42)	(830)	—	(1,843)
Impairment of assets	43	(781)	(446)	(7)	—	—	—	(1,191)
Other income and expenses	(1,701)	(418)	2,012	16	45	(5,545)	(8)	(5,599)

Net income / (loss) before financial results and income taxes	10,497	5,656	2,901	(31)	800	(8,217)	(387)	11,219
Net finance income (expenses)	—	—	—	—	—	(9,895)	—	(9,895)
Results in equity-accounted investments	136	443	117	(26)	2	1	—	673

Net income / (loss) before income taxes	10,633	6,099	3,018	(57)	802	(18,111)	(387)	1,997
Income taxes	(3,571)	(1,922)	(985)	10	(272)	4,780	132	(1,828)

Net income (loss) for the period	7,062	4,177	2,033	(47)	530	(13,331)	(255)	169

Non-controlling interests	41	(58)	118	—	9	150	—	260

Net income attributable to shareholders of Petrobras	7,021	4,235	1,915	(47)	521	(13,481)	(255)	(91)

Consolidated Statement of Income by operating segment
	2016
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	33,675	62,588	9,401	240	27,927	—	(52,426)	81,405

Intersegments	32,195	17,090	2,490	231	420	—	(52,426)	—
Third parties	1,480	45,498	6,911	9	27,507	—	—	81,405
Cost of sales	(24,863)	(48,444)	(6,790)	(264)	(25,757)	—	50,701	(55,417)

Gross profit (loss)	8,812	14,144	2,611	(24)	2,170	—	(1,725)	25,988
Income (expenses)	(6,789)	(5,425)	(1,439)	(62)	(2,084)	(5,968)	87	(21,680)
Selling	(143)	(1,846)	(768)	(2)	(1,309)	10	95	(3,963)
General and administrative	(346)	(442)	(206)	(25)	(271)	(2,029)	—	(3,319)
Exploration costs	(1,761)	—	—	—	—	—	—	(1,761)
Research and development	(198)	(57)	(17)	(1)	—	(250)	—	(523)
Other taxes	(85)	(98)	(220)	(4)	(29)	(278)	—	(714)
Impairment of assets	(3,272)	(2,457)	(375)	(7)	(82)	—	—	(6,193)
Other income and expenses	(984)	(525)	147	(23)	(393)	(3,421)	(8)	(5,207)

Net income / (loss) before financial results and income taxes	2,023	8,719	1,172	(86)	86	(5,968)	(1,638)	4,308
Net finance income (expenses)	—	—	—	—	—	(7,755)	—	(7,755)
Results in equity-accounted investments	32	(75)	80	(265)	10	—	—	(218)

Net income / (loss) before income taxes	2,055	8,644	1,252	(351)	96	(13,723)	(1,638)	(3,665)
Income taxes	(687)	(2,964)	(397)	28	(29)	2,809	556	(684)

Net income (loss) for the period	1,368	5,680	855	(323)	67	(10,914)	(1,082)	(4,349)

Non-controlling interests	(57)	(66)	123	—	—	489	—	489

Net income attributable to shareholders of Petrobras	1,425	5,746	732	(323)	67	(11,403)	(1,082)	(4,838)